Prepaid Land Lease Payments - Additional Information (Details) - Use Rights [Member] $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 238	$ 249	$ 243
Sinovac Biotech Company Ltd [Member] | Bank of Beijing Term Loan Shangdi Facility [Member] | Bank of Beijing [Member]
Finite Lived Intangible Assets [Line Items]
Debt Instrument, Collateral Amount	$ 269			¥ 1.9